Reinsurance - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Reinsurance recoveries recognized	$ 6,400,000	$ 363,000	$ 14,700,000	$ 11,200,000
Reinsurance premium expense incurred	3,700,000	$ 412,000	10,900,000	$ 10,300,000
Maximum
Effects of Reinsurance [Line Items]
Reinsurance stop loss limit per patient per year	200,000		200,000
Minimum
Effects of Reinsurance [Line Items]
Reinsurance stop loss limit per patient per year	$ 30,000		$ 30,000